General information and Statement of Compliance - Summary of Implementation of New Standards on Gross Margin Previously Reported (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Licensing revenue	€ 3,540	€ 8,440
Cost of licensing	(515)	0
Net Revenue from licensing	3,025	8,440
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Licensing revenue	3,540	9,929
Cost of licensing	(515)	(1,489)
Net Revenue from licensing	3,025	8,440
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Licensing revenue	0	1,489
Cost of licensing	0	(1,489)
Net Revenue from licensing	€ 0	€ 0